Income taxes - Schedule of amount of deferred tax assets and liability by type of temporary difference (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes - Deferred tax assets
Deferred tax assets	$ 1,295,853	$ 924,299	$ 97,211
Deferred tax liabilities	0	0	(5,155)
Net deferred tax assets/(liabilities)	(1,295,853)	(924,299)	(92,056)
Innovation income deduction credit
Income taxes - Deferred tax assets
Deferred tax assets	159,360	122,306
Net deferred tax assets/(liabilities)	(159,360)	(122,306)
Net operating loss carryforwards
Income taxes - Deferred tax assets
Deferred tax assets	138,487	177,599
Net deferred tax assets/(liabilities)	(138,487)	(177,599)
Capitalized R&D expenses
Income taxes - Deferred tax assets
Deferred tax assets	445,550	312,420
Net deferred tax assets/(liabilities)	(445,550)	(312,420)
Intangible assets
Income taxes - Deferred tax assets
Deferred tax assets	94,383	100,321
Net deferred tax assets/(liabilities)	(94,383)	(100,321)
Accruals and allowances
Income taxes - Deferred tax assets
Deferred tax assets	122,654	25,037	13,189
Net deferred tax assets/(liabilities)	(122,654)	(25,037)	(13,189)
Share-based payments
Income taxes - Deferred tax assets
Deferred tax assets	99,408	71,481	23,310
Net deferred tax assets/(liabilities)	(99,408)	(71,481)	(23,310)
Profit in inventory
Income taxes - Deferred tax assets
Deferred tax assets	225,033	110,474	52,026
Net deferred tax assets/(liabilities)	(225,033)	(110,474)	(52,026)
Other tax carryforwards
Income taxes - Deferred tax assets
Deferred tax assets	16,206	8,874	6,339
Net deferred tax assets/(liabilities)	(16,206)	(8,874)	(6,339)
Property, plant and equipment
Income taxes - Deferred tax assets
Deferred tax assets	4,130	3,392	2,136
Deferred tax liabilities	(2,121)	(3,012)	(1,550)
Net deferred tax assets/(liabilities)	(2,009)	(380)	(586)
Non-current fixed assets
Income taxes - Deferred tax assets
Deferred tax liabilities	(8,683)	(6,289)	(5,155)
Net deferred tax assets/(liabilities)	8,683	6,289	5,155
Other
Income taxes - Deferred tax assets
Deferred tax assets	1,944	2,265	1,760
Deferred tax liabilities	(498)	(569)
Net deferred tax assets/(liabilities)	(1,446)	(1,696)	(1,760)
Netting by taxable entity
Income taxes - Deferred tax assets
Deferred tax assets	11,302	9,870	1,550
Deferred tax liabilities	(11,302)	(9,870)	(1,549)
Net deferred tax assets/(liabilities)	$ 0	$ 0	$ (1)